John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS  66221
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

October 10, 2017

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: 360 Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)
Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on October 6, 2017 (Accession No. 0001398344-17-012851) for the Crow Point Alternative Income Fund, a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.